SCHEDULE OF RESTATED CONSOLIDATED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Business Acquisition [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.0001	$ 0.001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	1,000,000	10,000,000	1,000,000
Preferred Stock, Shares Outstanding	0	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000	500,000,000		50,000,000
Common stock, shares issued	22,257,838	10,000		10,000
Common stock, shares outstanding	22,257,838	10,000		10,000
Merger With HWH International Inc Nevada Corporation [Member]
Business Acquisition [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Outstanding		0
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		10,000
Common stock, shares outstanding		10,000
Common Class A [Member]
Business Acquisition [Line Items]
Temporary equity, shares subject to possible redemption		1,976,036	1,976,036		8,625,000
Temporary equity, redemption price per share		$ 10.35
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares issued	0		473,750		473,750
Common stock, shares outstanding	0		473,750		473,750
Common Class A [Member] | Merger With HWH International Inc Nevada Corporation [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		473,750
Common stock, shares outstanding		473,750
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		5,000,000		5,000,000
Common stock, shares issued	0		2,156,250		2,156,250
Common stock, shares outstanding	0		2,156,250		2,156,250
Common Class B [Member] | Merger With HWH International Inc Nevada Corporation [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		2,156,250
Common stock, shares outstanding		2,156,250
Previously Reported [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		10,000
Common stock, shares outstanding		10,000
Previously Reported [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Temporary equity, shares subject to possible redemption		1,976,036
Temporary equity, redemption price per share		$ 10.35
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		473,750
Common stock, shares outstanding		473,750
Previously Reported [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		2,156,250
Common stock, shares outstanding		2,156,250
Restated [Member]
Business Acquisition [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001
Preferred Stock, Shares Authorized		10,000,000		10,000,000
Preferred Stock, Shares Outstanding		0		0
Common stock, par value		$ 0.0001		$ 0.001
Common stock, shares authorized		50,000,000		50,000,000
Common stock, shares issued		10,000		10,000
Common stock, shares outstanding		10,000		10,000
Restated [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Temporary equity, shares subject to possible redemption		1,976,036
Temporary equity, redemption price per share		$ 10.35
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		473,750
Common stock, shares outstanding		473,750
Restated [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		2,156,250
Common stock, shares outstanding		2,156,250